Applied Finance Large Cap ETF

Schedule of Investments

March 31, 2024 (unaudited)

		Shares	Value
99.46%	COMMON STOCK
12.70%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A(A)	36,473	$5,504,870
	AT&T, Inc.	26,480	466,048
	Charter Communications, Inc.(A)	844	245,292
	Comcast Corp. Class A	315	13,655
	Electronic Arts, Inc.	445	59,038
	Fox Corp. Class A	1,912	59,788
	Match Group, Inc.(A)	2,629	95,380
	Meta Platforms, Inc.	11,748	5,704,594
	Netflix, Inc.(A)	563	341,927
	Omnicom Group, Inc.	1,383	133,819
	The Interpublic Group	1,244	40,592
	T-Mobile US, Inc.	2,247	366,755
	Verizon Communications, Inc.	19,375	812,975
			13,844,733

8.59%	CONSUMER DISCRETIONARY
	Airbnb, Inc.(A)	739	121,905
	Autozone, Inc.(A)	168	529,477
	Bath & Body Works, Inc.	1,092	54,622
	Best Buy Co., Inc.	963	78,995
	Booking Holdings, Inc.	63	228,556
	Borg-Warner, Inc.	978	33,976
	CarMax, Inc.(A)	304	26,481
	Chipotle Mexican Grill, Inc.(A)	20	58,135
	DR Horton, Inc.	2,241	368,757
	Darden Restaurants, Inc.	155	25,908
	Domino's Pizza, Inc.	315	156,517
	eBay, Inc.	555	29,293
	Etsy, Inc.(A)	946	65,009
	Expedia Group, Inc.(A)	170	23,418
	Garmin Ltd. ADR	454	67,587
	Hasbro, Inc.	1,102	62,285
	Hilton Worldwide Holdings, Inc.	1,803	384,598
	Home Depot, Inc.	7,474	2,867,026
	Lennar Corp.	1,769	304,233
	LKQ Corp.	832	44,437
	Lowe's Companies, Inc.	3,548	903,782
	Marriott International Class A	1,655	417,573

Applied Finance Large Cap ETF

Schedule of Investments

March 31, 2024 (unaudited)

	CONSUMER DISCRETIONARY Continued	Shares	Value
	McDonald's Corp.	1,655	$466,627
	NIKE, Inc.	2,904	272,918
	NVR, Inc.(A)	17	137,699
	O'Reilly Automotive, Inc.(A)	573	646,848
	Polo Ralph Lauren Corp.	11	2,065
	Pool Corp.	415	167,453
	Pulte Group, Inc.	1,248	150,534
	Ross Stores, Inc.	450	66,042
	Tapestry, Inc.	968	45,961
	TJX Companies, Inc.	1,671	169,473
	Tractor Supply Co.	300	78,516
	Ulta Beauty, Inc.(A)	172	89,935
	Yum! Brands, Inc.	1,543	213,937
			9,360,578

5.73%	CONSUMER STAPLES
	Altria Group, Inc.	8,588	374,609
	Archer-Daniels-Midland Co.	1,496	93,964
	Bunge Global Shares ADR	556	57,001
	Campbell Soup Co.	276	12,268
	Church & Dwight Co.	554	57,788
	The Coca-Cola Co.	9,654	590,632
	Colgate-Palmolive Co.	2,244	202,072
	Conagra Brands, Inc.	147	4,357
	Constellation Brands, Inc.	712	193,493
	Dollar General Corp.	1,800	280,908
	Dollar Tree, Inc.(A)	948	126,226
	General Mills, Inc.	1,394	97,538
	Hormel Foods Corp.	280	9,769
	Kellanova	592	33,916
	Kenvue, Inc.	8,390	180,049
	Keurig Dr Pepper, Inc.	5,705	174,972
	The Kraft Heinz Co.	963	35,535
	Kroger Co.	2,719	155,336
	Mondelez International Inc. Class A	2,644	185,080
	Monster Beverage Corp.(A)	2,096	124,251
	PepsiCo, Inc.	2,996	524,330
	The Procter & Gamble Co.	5,721	928,232
	Sysco Corp.	1,419	115,194
	Target Corp.	1,529	270,954

Applied Finance Large Cap ETF

Schedule of Investments

March 31, 2024 (unaudited)

	CONSUMER STAPLES Continued	Shares	Value
	The Hershey Company	729	$141,791
	The JM Smucker Co.	165	20,769
	Tyson Foods, Inc. Class A	1,401	82,281
	Walgreens Boots Alliance, Inc.	3,288	71,317
	Walmart, Inc.	18,289	1,100,449
			6,245,081

4.61%	ENERGY
	APA Corp.	1,798	61,815
	Chevron Corp.	3,960	624,650
	ConocoPhillips	3,020	384,386
	Coterra Energy, Inc.	3,650	101,762
	Devon Energy Corp.	4,103	205,889
	Diamondback Energy, Inc.	863	171,021
	EOG Resources, Inc.	1,650	210,936
	EQT Corp.	1,085	40,221
	Exxon Mobil Corp.	9,187	1,067,897
	Kinder Morgan, Inc.	1,930	35,396
	Marathon Oil Corp.	1,519	43,048
	Marathon Petroleum Corp.	2,886	581,529
	Occidental Petroleum Corp.	2,232	145,058
	Oneok, Inc.	1,697	136,048
	Phillips 66	2,062	336,807
	Pioneer Natural Resources	985	258,562
	Valero Energy Corp.	2,978	508,315
	Williams Cos., Inc.	2,767	107,830
			5,021,170

13.16%	FINANCIALS
	Aflac, Inc.	1,428	122,608
	Aon plc ADR	2,033	678,453
	Arch Capital Group Ltd. ADR(A)	966	89,297
	Assurant, Inc.	10	1,882
	Bank of America Corp.	10,252	388,756
	Bank Of New York Mellon	290	16,710
	BlackRock, Inc.	140	116,718
	Chubb Ltd. ADR	736	190,720
	Comerica, Inc.	564	31,014
	Corpay, Inc.(A)	694	214,127
	Everest RE Group, Ltd. ADR	22	8,745

Applied Finance Large Cap ETF

Schedule of Investments

March 31, 2024 (unaudited)

	FINANCIALS Continued	Shares	Value
	Fidelity National Information Services, Inc.	3,397	$251,989
	Fifth Third Bancorp	1,237	46,029
	Fiserv, Inc.(A)	4,763	761,223
	Global Payments, Inc.	1,560	208,510
	Globe Life, Inc.	24	2,793
	Hartford Financial Services Group, Inc.	430	44,311
	Intercontinental Exchange	2,330	320,212
	JPMorgan Chase & Co.	6,933	1,388,680
	M & T Bank Corp.	164	23,852
	Marsh & McLennan Cos, Inc.	1,121	230,904
	Mastercard, Inc. Class A	9,284	4,470,896
	MetLife, Inc.	836	61,956
	Moody's Corporation	850	334,075
	MSCI, Inc.	215	120,497
	Northern Trust Corp.	170	15,116
	PayPal Holdings, Inc.(A)	4,768	319,408
	Principal Financial Group, Inc.	273	23,563
	Regions Financial Corp.	2,334	49,107
	State Street Corp.	281	21,727
	T Rowe Price Group, Inc.	298	36,332
	The Charles Schwab Corp.	3,552	256,952
	The Travelers Companies, Inc.	275	63,288
	US Bancorp	4,212	188,276
	Visa, Inc. Class A	10,515	2,934,526
	Wells Fargo & Co.	4,082	236,593
	Willis Towers Watson plc ADR	23	6,325
	W. R. Berkley Corp.	590	52,180
	Zions Bancorporation NA	345	14,973
			14,343,323

14.22%	HEALTH CARE
	Abbott Laboratories	5,590	635,359
	Abbvie, Inc.	11,711	2,132,573
	Agilent Technologies, Inc.	450	65,479
	Amgen, Inc.	2,900	824,528
	Becton Dickinson & Co.	148	36,623
	Biogen, Inc.(A)	421	90,780
	Bristol-Myers Squibb Co.	12,892	699,133
	Cardinal Health, Inc.	833	93,213
	Cencora, Inc.	1,253	304,466

Applied Finance Large Cap ETF

Schedule of Investments

March 31, 2024 (unaudited)

HEALTH CARE Continued	Shares	Value
Centene Corp.(A)	565	$44,341
Charles River Laboratories International, Inc.(A)	38	10,296
The Cigna Group	284	103,146
CVS Health Corp.	5,158	411,402
Danaher Corp.	1,777	443,752
DaVita, Inc.(A)	555	76,618
Dentsply Sirona, Inc.	11	365
Edwards Lifescience Corp.(A)	1,381	131,968
Elevance Health, Inc.	353	183,045
GE Healthcare Technologies	414	37,637
Gilead Sciences, Inc.	7,526	551,279
HCA Healthcare, Inc.	1,122	374,221
Henry Schein, Inc.(A)	294	22,203
Hologic, Inc.(A)	1,671	130,271
Humana, Inc.	146	50,621
Idexx Laboratories, Inc.(A)	152	82,069
Incyte Corp.(A)	414	23,586
Iqvia Holdings, Inc.(A)	1,110	280,708
Johnson & Johnson	10,957	1,733,288
Laboratory Corp. of America	162	35,391
McKesson Corp.	844	453,101
Medtronic plc ADR	1,549	134,995
Merck & Company, Inc.	12,154	1,603,720
Mettler-Toledo International, Inc.(A)	147	195,700
Moderna, Inc.(A)	1,967	209,604
Molina Healthcare, Inc.(A)	161	66,144
Organon & Co.	1,658	31,170
Pfizer, Inc.	28,626	794,371
Quest Diagnostics, Inc.	42	5,591
Regeneron Pharmaceuticals, Inc.(A)	277	266,610
PerkinElmer, Inc.	153	16,065
STERIS plc ADR	68	15,288
Stryker Corp.	710	254,088
Teleflex, Inc.	35	7,916
Thermo Fisher Scientific, Inc.	2,191	1,273,431
Vertex Pharmaceuticals(A)	574	239,938
Viatris, Inc.	10	119
ICON plc(A)	332	114,284
Zimmer Biomet Holdings	141	18,609
Zoetis, Inc.	1,118	189,177
		15,498,282

Applied Finance Large Cap ETF

Schedule of Investments

March 31, 2024 (unaudited)

7.14%	INDUSTRIALS	Shares	Value
	3M Co.	2,888	$306,330
	Alaska Air Group, Inc.(A)	16	688
	Ametek, Inc.	835	152,721
	Automatic Data Processing, Inc.	1,288	321,665
	Broadridge Financial Solutions, Inc.	143	29,295
	Carrier Global Corp.	2,243	130,386
	Caterpillar, Inc.	1,220	447,045
	CH Robinson Worldwide, Inc.	991	75,455
	Cintas Corp.	214	147,024
	Copart, Inc.(A)	3,138	181,753
	CSX Corp.	9,660	358,096
	Delta Air Lines, Inc.	20	957
	Dover Corp.	451	79,913
	Eaton Corp. plc	160	50,029
	Expeditors International of Washington, Inc.	967	117,558
	Fastenal Co.	1,247	96,194
	FedEx Corp.	314	90,978
	Fortive Corporation	432	37,161
	General Dynamics Corp.	443	125,143
	Grainger WW, Inc.	174	177,010
	Honeywell International	1,663	341,331
	JB Hunt Transport Services, Inc.	305	60,771
	Huntington Ingalls Industries	21	6,121
	IDEX Corp.	16	3,904
	Illinois Tool Works, Inc.	818	219,494
	Ingersoll Rand, Inc.	839	79,663
	Johnson Controls International ADR	864	56,436
	L3Harris Technologies, Inc.	576	122,746
	Leidos Holdings, Inc.	990	129,779
	Lockheed Martin Corp.	1,027	467,151
	Masco Corp.	1,936	152,712
	Nordson Corp.	27	7,413
	Norfolk Southern Corp.	1,155	294,375
	Northrop Grumman Corp.	951	455,206
	Old Dominion Freight	298	65,354
	Otis Worldwide Corp.	3,696	366,902

Applied Finance Large Cap ETF

Schedule of Investments

March 31, 2024 (unaudited)

	INDUSTRIALS Continued	Shares	Value
	Parker-Hannifin Corp.	411	$228,430
	Paychex, Inc.	829	101,801
	Quanta Services, Inc.	135	35,073
	Robert Half International, Inc.	420	33,298
	Rockwell Automation, Inc.	153	44,573
	Rollins, Inc.	429	19,850
	RTX Corp.	1,396	136,152
	A O Smith Corp.	282	25,228
	Snap-on, Inc.	149	44,137
	Southwest Airlines Co.	273	7,969
	Textron, Inc.	143	13,718
	Trane Technologies plc ADR	436	130,887
	Union Pacific Corp.	2,709	666,224
	UPS, Inc. Class B	2,352	349,578
	Verisk Analytics, Inc.	415	97,828
	Wabtec Corp.	602	87,699
			7,777,204

29.64%	INFORMATION TECHNOLOGY
	Accenture plc Class A ADR	2,362	818,693
	Adobe, Inc.(A)	1,895	956,217
	Advanced Micro Devices(A)	6,583	1,188,166
	Akamai Technologies, Inc.(A)	289	31,432
	Amphenol Corp. Class A	1,249	144,072
	Analog Devices, Inc.	1,139	225,283
	Ansys, Inc.(A)	150	52,074
	Apple, Inc.	36,116	6,193,172
	Applied Materials, Inc.	4,913	1,013,208
	Arista Networks, Inc.(A)	561	162,679
	Autodesk, Inc.(A)	444	115,626
	Broadcom, Inc.	3,446	4,567,363
	CDW Corp.	997	255,013
	Cisco Systems, Inc.	18,450	920,839
	Cognizant Tech Solutions	1,006	73,730
	Corning, Inc.	1,649	54,351
	DXC Technology Co.(A)	566	12,005
	Enphase Energy, Inc.(A)	137	16,574
	EPAM Systems, Inc.(A)	14	3,866
	F5, Inc.(A)	23	4,361
	Fair Isaac Corp.(A)	162	202,437

Applied Finance Large Cap ETF

Schedule of Investments

March 31, 2024 (unaudited)

	INFORMATION TECHNOLOGY Continued	Shares	Value
	Fortinet, Inc.(A)	1,703	$116,332
	Gartner Group, Inc.(A)	604	287,909
	Hewlett-Packard Enterprise	2,594	45,992
	HP, Inc.	9,207	278,236
	International Business Machines Corp.	1,413	269,826
	Intuit, Inc.	450	292,500
	Juniper Networks, Inc.	417	15,454
	Keysight Technologies, Inc.(A)	574	89,762
	KLA Corp.	700	488,999
	Lam Research Corp.	462	448,865
	Microchip Technology, Inc.	3,984	357,405
	Micron Technology, Inc.	3,662	431,713
	Microsoft Corp.	19,583	8,238,960
	Motorola Solutions, Inc.	453	160,806
	NetApp, Inc.	568	59,623
	NXP Semiconductors NV ADR	991	245,540
	ON Semiconductor Corp.(A)	1,410	103,705
	Qorvo, Inc.(A)	164	18,832
	Qualcomm, Inc.	6,640	1,124,152
	Roper Technologies, Inc.	564	316,314
	Salesforce, Inc.	583	175,588
	Skyworks Solutions, Inc.	423	45,819
	TE Connectivity Ltd. ADR	576	83,658
	Teledyne Technologies, Inc.(A)	13	5,581
	Teradyne, Inc.	436	49,194
	Texas Instruments, Inc.	7,617	1,326,958
	Trimble, Inc.(A)	563	36,235
	Verisign, Inc.(A)	958	181,551
			32,306,670

1.81%	MATERIALS
	Amcor plc ADR	3,822	36,347
	Avery Dennison Corp.	159	35,497
	CF Industries Holdings, Inc.	728	60,577
	Corteva, Inc.	685	39,504
	Dow, Inc.	1,521	88,112
	Eastman Chemical Co.	141	14,131
	FMC Corp.	848	54,018
	Freeport-McMoran, Inc.	5,427	255,178
	International Paper Co.	1,367	53,340

Applied Finance Large Cap ETF

Schedule of Investments

March 31, 2024 (unaudited)

	MATERIALS Continued	Shares	Value
	LyondellBasell Industries NV ADR	1,530	$156,488
	Martin Marietta Materials, Inc.	37	22,716
	The Mosaic Co.	1,370	44,470
	Newmont Goldcorp Corp.	288	10,322
	Nucor Corp.	1,972	390,259
	Packaging Corp. of America	178	33,781
	PPG Industries, Inc.	303	43,905
	Sealed Air Corp.	708	26,338
	The Sherwin-Williams Co.	1,155	401,166
	Steel Dynamics, Inc.	1,408	208,708
	WestRock Co.	11	544
			1,975,401

1.65%	REAL ESTATE
	American Tower Corporate REIT	4,638	916,422
	AvalonBay Communities, Inc.	6	1,113
	CBRE Group, Inc.(A)	1,122	109,103
	Crown Castle, Inc.	1,293	136,838
	Equity Residential	722	45,565
	Essex Property Trust, Inc.	27	6,610
	Healthpeak Properties, Inc.	292	5,475
	Host Hotels & Resorts, Inc.	2,070	42,808
	Invitation Homes, Inc.	149	5,306
	Kimco Realty Corp.	289	5,667
	Mid-America Apartment Communities	139	18,290
	Regency Centers Corp.	4	242
	Simon Property Group, Inc.	2,353	368,221
	Ventas, Inc.	604	26,298
	Weyerhaeuser Co.	3,103	111,429
			1,799,387

0.21%	UTILITIES
	CenterPoint Energy, Inc.	296	8,433
	Constellation Energy Corp.	1,225	226,441
			234,874

99.46%	TOTAL COMMON STOCK		108,406,703

Applied Finance Large Cap ETF

Schedule of Investments

March 31, 2024 (unaudited)

		Shares	Value
99.46%	TOTAL INVESTMENTS		108,406,703

0.54%	Other assets net of liabilities		593,131
100.00%	NET ASSETS		$108,999,834

  (A) Non-income producing

  See Notes to Schedule of Investments

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive  upon selling an investment in an orderly transaction to an independent buyer in the  principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes the inputs used to value the Fund’s investments as of March 31, 2024:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
COMMON STOCK	$108,406,703			$108,406,703
TOTAL INVESTMENTS	$108,406,703			$108,406,703

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $92,903,251, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,455,540
Gross unrealized depreciation	(952,089)
Net unrealized appreciation	$15,503,452